Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 4,404,000	$ 6,350,000	$ 2,956,000
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	(523,000)	(645,000)	(164,000)
Depreciation	949,000	850,000	706,000
Amortization of (discounts) premiums, net	(3,000)	47,000	(3,000)
Amortization of deferred loan fees	(240,000)	(1,011,000)	(964,000)
Amortization of core deposit intangible	700,000	700,000	600,000
Amortization of purchased loan fair value adjustments	(85,000)	(529,000)	(657,000)
Amortization of mortgage servicing rights	555,000	601,000	555,000
Capitalized mortgage servicing rights	(675,000)	(706,000)	(547,000)
Deferred income tax expense	2,105,000	3,128,000	1,722,000
Reclassification of certain income tax effects from accumulated other comprehensive income	158,000	0	0
Securities losses (gains), net	0	10,000	(6,000)
Gain on sale of premises	(8,000)	0	0
(Gains) losses on sales of real estate owned	(72,000)	(596,000)	218,000
Gain on sales of loans	(2,138,000)	(2,618,000)	(1,964,000)
Proceeds from sales of loans held for sale	90,127,000	99,121,000	78,278,000
Disbursements on loans held for sale	(78,751,000)	(79,783,000)	(69,941,000)
Amortization of restricted stock awards	147,000	177,000	447,000
Amortization of unearned ESOP shares	193,000	194,000	193,000
Earned ESOP shares priced above original cost	147,000	80,000	57,000
Stock option compensation expense	41,000	79,000	0
Decrease (increase) in accrued interest receivable	282,000	(265,000)	(346,000)
(Decrease) increase in accrued interest payable	(91,000)	(9,000)	137,000
Decrease (increase) in other assets	417,000	(323,000)	(239,000)
(Decrease) increase in other liabilities	(62,000)	999,000	302,000
Other, net	67,000	270,000	52,000
Net cash provided by operating activities	17,043,000	25,513,000	10,820,000
Cash flows from investing activities:
Proceeds from sales of securities available for sale	0	20,000	10,951,000
Principal collected on securities available for sale	953,000	1,245,000	1,694,000
Proceeds collected on maturity of securities available for sale	20,100,000	136,145,000	175,070,000
Purchases of securities available for sale	(20,035,000)	(104,968,000)	(144,069,000)
Purchase of Federal Home Loan Bank stock	(3,999,000)	(1,879,000)	(2,152,000)
Redemption of Federal Home Loan Bank stock	3,952,000	1,800,000	2,238,000
Proceeds from sales of real estate owned	309,000	2,369,000	1,127,000
Net increase in loans receivable	(43,194,000)	(89,570,000)	(80,447,000)
Gain on acquisition	0	0	(289,000)
Acquisition payment (net of cash acquired)	0	6,080,000	4,816,000
Proceeds from sale of premises	8,000	0	0
Purchases of premises and equipment	(1,011,000)	(1,607,000)	(803,000)
Net cash used by investing activities	(42,917,000)	(50,365,000)	(31,864,000)
Cash flows from financing activities:
Increase in deposits	42,794,000	14,468,000	15,375,000
Redemption of preferred stock	0	0	(10,000,000)
Stock awards withheld for tax withholding	(54,000)	0	0
Dividends paid to preferred stockholders	0	0	(225,000)
Proceeds from borrowings	99,200,000	45,000,000	65,000,000
Repayment of borrowings	(106,200,000)	(47,000,000)	(56,000,000)
Increase in customer escrows	137,000	163,000	42,000
Net cash provided by financing activities	35,877,000	12,631,000	14,192,000
Increase (decrease) in cash and cash equivalents	10,003,000	(12,221,000)	(6,852,000)
Cash and cash equivalents, beginning of year	27,561,000	39,782,000	46,634,000
Cash and cash equivalents, end of year	37,564,000	27,561,000	39,782,000
Supplemental cash flow disclosures:
Cash paid for interest	1,887,000	1,599,000	1,358,000
Cash paid for income taxes	1,879,000	436,000	191,000
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale	9,211,000	15,002,000	8,125,000
Loans held for sale transferred to loans	164,000	0	0
Transfer of loans to real estate	253,000	591,000	110,000
Core Deposits [Member]
Adjustments to reconcile net income to cash provided by operating activities:
Amortization of core deposit intangible	$ 99,000	$ 92,000	$ 28,000